SHARE CAPITAL	13 Months Ended
Sep. 30, 2023
Disclosure Of Share Capital Information [Abstract]
SHARE CAPITAL	SHARE CAPITAL
i.    Authorized share capital
The authorized share capital of the Company is an unlimited number of Common Shares without par value and an unlimited number of preferred shares without par value. All issued shares, consisting only of Common Shares, are fully paid and non-assessable.

ii.    Issued share capital
As at September 30, 2023, the Company’s issued and outstanding share capital consisted of 81,161,630 (August 31, 2022 – 78,453,879) Common Shares with a carrying value of $776,906 (August 31, 2022 - $769,725).

iii.    Issuances of share capital
The Edibles and Infusions Corporation acquisition
During the year ended August 31, 2022, the Company issued 259,798 Common Shares on EIC's achievement of the first milestone earnout set in the EIC share purchase agreement for share consideration of $3,500, less share issuance costs of $12 (Note 27). During the thirteen months ended September 30, 2023, EIC met the second earnout milestone and the Company issued 2,621,370 Common Shares for share consideration of $6,500, less share issuance costs of $19 (Note 27).

The Laurentian Organic Inc. acquisition
During the year ended August 31, 2022, the Company issued 2,724,111 Common Shares in connection with its acquisition of Laurentian as described in Note 27. The fair value of the Common Shares issued was $27,568 based on market price on December 21, 2021 of $10.12 per share. Share issuance costs incurred were $55 related to listing fees and were allocated to the Common Shares recorded in share capital.
Private placement - Organigram and BAT Strategic Investment and Product Development Collaboration ("PDC Agreement")
As described in Note 14, the Company granted BAT certain rights to subscribe for additional Common Shares in specified circumstances. During the thirteen months ended September 30, 2023, BAT exercised Nil (August 31, 2022 – 664,929) shares for consideration of Nil (August 31, 2022 – $6,352, less share issuance costs of $18).
Exercise of stock options
During the thirteen months ended September 30, 2023, 26,300 (August 31, 2022 – 25,200) share options were exercised at an average exercise price of $1.47 (August 31, 2022 - $2.79) for cash proceeds of $39 (August 31, 2022 - $74) and an increase of $69 (August 31, 2022 - $127) to share capital and a decrease to equity reserves of $30 (August 31, 2022 - $53).

Exercise of RSU
During the thirteen months ended September 30, 2023, 59,138 (August 31, 2022 – 64,751) RSUs were exercised for an increase of $621 (August 31, 2022 - $1,239) to share capital and a decrease to equity reserves of $621 (August 31, 2022 - $1,239).

Exercise of PSU
During the thirteen months ended September 30, 2023, 948 (August 31, 2022 – 18,584) PSUs were exercised for an increase of $10 (August 31, 2022 - $221) to share capital and a decrease to equity reserves of $10 (August 31, 2022 - $221).

Exercise of warrants
During the thirteen months ended September 30, 2023, Nil (August 31, 2022- Nil) warrants were exercised.
iv.    Share-based compensation
otal share-based compensation charges, including those related to production employees that are charged to biological assets and inventory, of $5,727 (August 31, 2022 – $5,127).
Stock options
The following table summarizes changes in the Company’s outstanding stock options for the thirteen months ended September 30, 2023:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - August 31, 2022	2,762,734	$11.08
Granted	321,000	$4.68
Exercised	(26,300)	$1.47
Cancelled / Forfeited	(227,758)	$17.33
Balance - September 30, 2023	2,829,676	$9.94
The following is a summary of the outstanding stock options as at September 30, 2023:

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$1.20 - $3.00	83,307	5.2	59,857
$3.01 - $5.00	293,937	7.4	212,437
$5.01 - $10.00	1,549,740	8.3	1,140,129
$10.01 - $20.00	663,367	5.9	619,167
$20.01 - $30.00	105,575	5.2	105,575
$30.01 - $45.08	133,750	5.6	133,750
	2,829,676	7.3	2,270,915
Total share-based compensation charges, including related to production employees that are charged to biological assets and inventory for the thirteen months ended September 30, 2023 were $3,376 (August 31, 2022 – $3,490) related to the Company’s stock option plan. The fair value of options granted during the thirteen months ended September 30, 2023 was $1,075 (August 31, 2022 - $6,029). These options are measured at fair value at the date of grant and are expensed over the option’s vesting period, which is typically a three year term with options vesting in annual tranches evenly over this time period. The Company used the Black-Scholes option pricing model to estimate the fair value of options granted.
The following inputs were used to fair value the options that were granted during the thirteen months ended September 30, 2023 and the year ended August 31, 2022:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Risk free interest rate	3.03% - 3.47%	1.18% - 2.98%
Expected life of options	5.0 - 6.0 years	5.0 - 6.0 years
Expected annualized volatility	83.68% - 87.51%	85.28% - 88.78%
Expected dividend yield	—	—
Forfeiture rate	11.3% - 11.7%	11.4% - 11.7%

Expected volatility was estimated by using the weighted average historical volatility of the Company. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk free rate is based on Government of Canada bonds with a remaining term equal to the expected life of the options. The forfeiture rate is calculated based on historical experience.

Equity Incentive Plan
During the thirteen months ended September 30, 2023, the Company has granted both RSUs and PSUs under the 2017 Equity Incentive Plan and under the 2020 New Equity Incentive Plan. The grant price of any RSU or PSU was determined based on the market price calculated in accordance with TSX rules at the time of grant and with respect to PSUs, adjusted for any non-market and market performance vesting conditions in accordance with IFRS 2 Share-based Payment.
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - August 31, 2022	586,459
Granted	371,317
Exercised	(59,138)
Cancelled / Forfeited	(17,489)
Balance - September 30, 2023	881,149
The estimated fair value of the equity settled RSUs granted during the thirteen months ended September 30, 2023 was $1,828 (August 31, 2022 - $2,612), which was based on the Company’s share price at the grant date and will be recognized as an expense over the vesting period of the RSUs, which is over a period of three years for most grants. For the thirteen months ended September 30, 2023, $2,192 (August 31, 2022 - $1,611) has been recognized as share-based compensation expense.
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - August 31, 2022	66,233
Granted	211,544
Exercised	(948)
Cancelled / Forfeited	(16,116)
Balance - September 30, 2023	260,713
The estimated fair value of the equity settled PSUs granted during the thirteen months ended September 30, 2023 was $1,042 (August 31, 2022 - $522), which was based on the Company’s share price at the grant date, adjusted for an estimate of likelihood of forfeiture, and will be recognized as an expense over the vesting period of the PSUs, which is three years for most grants. For the thirteen months ended September 30, 2023, $159 (August 31, 2022 - $26) has been recognized as share-based compensation expense.
v.    Loss per share
Basic and diluted loss per share represents net loss attributable to common shareholders divided by the weighted average number of Common Shares outstanding during the period.

The weighted average number of Common Shares, used in the calculation of basic and diluted loss per share for the thirteen months ended September 30, 2023 was 81,292,869 (August 31, 2022 - 77,228,918).